PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	6 Months Ended
Jun. 30, 2022
PROPERTY, EQUIPMENT AND SOFTWARE
Schedule of property, equipment and software, net

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Cost
Laboratory equipment	36,295	43,972	6,565
Leasehold improvement	18,945	42,655	6,368
Software	11,071	13,609	2,032
Office furniture and equipment	2,468	11,060	1,651
Delivery equipment	—	162	24
Total property, equipment and software	68,779	111,458	16,640
Less: accumulated depreciation and amortization	(44,162)	(56,434)	(8,425)
Net book value	24,617	55,024	8,215
Construction in progress	21,099	6,117	913
Total net book value of property, equipment and software	45,716	61,141	9,128